         CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES OF

                               AIM CORE STOCK FUND
                              AIM TOTAL RETURN FUND

                         Supplement dated April 18, 2005
            to the Prospectus dated December 3, 2004 as supplemented
                       December 3, 2004, December 29, 2004
                        (Supplement A), March 2, 2005 and
                                 March 23, 2005

Effective April 15, 2005, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 11 of the Prospectus.

         "PORTFOLIO MANAGERS

         CORE STOCK

         The Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         TOTAL RETURN

         The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.

         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM TOTAL RETURN FUND

                         Supplement dated April 18, 2005
            to the Prospectus dated December 3, 2004 as supplemented
                       December 3, 2004, December 29, 2004
                        (Supplement A), March 2, 2005 and
                                 March 23, 2005

Effective April 15, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page seven of the Prospectus.

         "PORTFOLIO MANAGERS

         The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.

         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."